Condensed Schedule of Investments (U.S. Treasury Notes) (Parenthetical) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
U.S. Treasury notes, 2.250%, 02/15/2021 [Member[
Investment Holdings [Line Items]
Investment Interest Rate	2.25%
Investment Maturity Date	Feb. 15, 2021
U.S. Treasury notes, 2.625%, 05/15/2021 [Member[
Investment Holdings [Line Items]
Investment Interest Rate	2.625%
Investment Maturity Date	May 15, 2021
U.S. Treasury notes, 2.750%, 08/15/2021 [Member[
Investment Holdings [Line Items]
Investment Interest Rate	2.75%
Investment Maturity Date	Aug. 15, 2021
US Treasury Notes [Member]
Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 500,064,680	$ 540,042,733
U.S. Treasury notes, 1.375%, 02/15/2020 [Member[
Investment Holdings [Line Items]
Investment Interest Rate		1.375%
Investment Maturity Date		Feb. 15, 2020
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		1.50%
Investment Maturity Date		May 15, 2020
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		1.50%
Investment Maturity Date		Aug. 15, 2020